Stockholders' Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Stockholders' Equity [Abstract]
STOCKHOLDERS' EQUITY

NOTE 7 - STOCKHOLDERS’ EQUITY

Preferred Stock

Preferred Stock – As of June 30, 2016, the Company is authorized to issue 10,000,000 shares of Preferred stock. The Company has not issued any shares of preferred stock and there are no shares of preferred outstanding as of June 30, 2016. During the fiscal year ended December 31, 2015, the Company amended the certificate of incorporation authorizing the Company to issue 10,000,000 shares of $.0001 par value preferred stock. No shares of preferred stock were issued as of December 31, 2015.

Common Stock

Common Stock - The Company is authorized to issue 100,000,000 shares of $.0001 par value common stock. During the six months ended June 30, 2016, the Company issued 88,000 shares as compensation plus had a share adjustment of 600 shares bringing the total of shares outstanding to 4,558,463 on June 30, 2016. The 600 share adjustment was made to bring the Company total in line with the executed share exchange. As of December 31, 2015, there were 4,469,863 shares issued and outstanding.

Upon formation of the Company on June 18, 2013, the Board of Directors issued 10,000,000 shares of common stock for $1,000 in services to the founding shareholder of the Company. In addition, the founding shareholder made a contribution of $3,050 in 2014 to the Company, which was recorded as additional paid-in capital.

On April 4 2014, the founding shareholder entered into a Share Purchase Agreement pursuant to which he sold an aggregate of 10,000,000 shares of EBC’s common stock to The Michael J. Rapport Trust (the “Trust”) for a purchase price of $40,000. Pursuant to the Share Purchase Agreement, The Trust became the sole shareholder of EBC, owning 100% of the issued and outstanding shares of EBC’s common stock. On September 22, 2014, the Company cancelled 9,600,000 shares of common stock for no consideration. On September 23, 2014, the Company issued 6,000 shares of common stock to directors of the Company for services valued at $600 ($0.10 per share). On September 23, 2014, the Company issued 30,000 shares of common stock for services to Tech Associates Inc., a company controlled by Richard Chiang, a director of the Company, valued at $3,000 ($0.10 per share) bringing the total shares outstanding to 436,000 shares of common.

Based on the completion of the asset purchase agreement and share exchange agreement by and between EBC and Bayhawk, on December 2, 2015, Premier Stock Transfer accepted on behalf of EBC 4,033,863 Bayhawk shares and issued 4,033,863 shares of EBC common stock upon the terms and subject to the conditions set forth in the Asset Purchase and Share Exchange Agreement by and between EBC and Bayhawk, dated October 15, 2014, as amended (the “Asset Purchase Agreement”). EBC filed a copy of the Asset Purchase Agreement as an annex to a combination registration statement and proxy statement on Form S-4. The Bayhawk shares were validly tendered pursuant to the Exchange Offer and not withdrawn.

The 4,033,863 shares exchanged per the agreement along with the 436,000 shares that Evans Brewing Company held brought the total outstanding to 4,469,863 as of December 31, 2015. Bayhawk had a total of 4,884,624 shares of its common stock outstanding as of December 31, 2014, and as of the closing of the Share Exchange, but 414,761 shares were not tendered in the Share Exchange, so the total shares outstanding shares of EBC common stock at December 31, 2015, was 4,469,863. During the six months ended June 30, 2016, an additional 88,600 shares were added bringing the current total to 4,558,463 shares of common stock outstanding.

NOTE 8 - STOCKHOLDERS’ EQUITY

Preferred Stock

Preferred Stock – During the fiscal year ended December 31, 2015, the Company amended the certificate of incorporation and the Company is now authorized to issue 10,000,000 shares of $.0001 par value preferred stock. As of December 31, 2014, the Company was authorized to issue 5,000,000 shares of $.0001 par value preferred stock. No shares of preferred stock had been issued.

Common Stock

Common Stock – The Company is authorized to issue 100,000,000 shares of $.0001 par value common stock. As of December 31, 2015, and December 31, 2014, there are 4,469,863 and 4,884,624 shares issued and outstanding, respectively.

Upon formation of the Company on June 18, 2013, the Board of Directors issued 10,000,000 shares of common stock for $1,000 in services to the founding shareholder of the Company. In addition, the founding shareholder made a contribution of $3,050 in 2014 to the Company, which are recorded as additional paid-in capital.

On April 4 2014, the founding shareholder entered into a Share Purchase Agreement pursuant to which he sold an aggregate of 10,000,000 shares of EBC’s common stock to The Michael J. Rapport Trust (the “Trust”) for a purchase price of $40,000. Pursuant to the Share Purchase Agreement, The Trust became the sole shareholder of EBC, owning 100% of the issued and outstanding shares of EBC’s common stock. On September 22, 2014, the Company cancelled 9,600,000 shares of common stock for no consideration. On September 23, 2014, the Company issued 6,000 shares of common stock to directors of the Company for services valued at $600 ($0.10 per share). On September 23, 2014, the Company issued 30,000 shares of common stock for services to Tech Associates Inc., a company controlled by Richard Chiang, a director of the Company, valued at $3,000 ($0.10 per share) bringing the total shares outstanding to 436,000 shares of common.

Based on the completion of the asset purchase agreement and share exchange agreement by and between EBC and Bayhawk, on December 2, 2015, Globex Stock Transfer accepted on behalf of EBC 4,033,863 Bayhawk shares and issued 4,033,863 shares of EBC common stock upon the terms and subject to the conditions set forth in the Asset Purchase and Share Exchange Agreement by and between EBC and Bayhawk, dated October 15, 2014, as amended (the “Asset Purchase Agreement”). EBC filed a copy of the Asset Purchase Agreement as an annex to a combination registration statement and proxy statement on Form S-4. The Bayhawk shares were validly tendered pursuant to the Exchange Offer and not withdrawn.

The 4,033,863 shares exchanged per the agreement along with the 436,000 shares that Evans Brewing Company held brings the total outstanding to 4,469,863. Bayhawk had a total of 4,884,624 shares of its common stock outstanding as of December 31, 2014, and as of the closing of the Share Exchange, but 414,761 shares were not tendered in the Share Exchange, so the total shares outstanding shares of EBC common stock at December 31, 2015, was 4,469,863.